LINE OF CREDIT AND PROMISSORY NOTE WITH GLD SPONSOR MEMBER II, LLC (Details Narrative) - USD ($)			3 Months Ended			9 Months Ended		12 Months Ended
	Jun. 20, 2025	Apr. 09, 2024	Sep. 30, 2025	Jun. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Value conversion of convertible securities				$ 750,000	$ (500)			$ (140,500)
Due to related party			$ 12,864			$ 12,864
Related Party [Member]
Due to related party									$ 30,507
ALTANINE, INC. [Member]
Amortization of financing costs						203,397	$ 161,122	241,684
unamortized deferred financing costs			894,711			894,711
ALTANINE, INC. [Member] | Related Party [Member]
Line of credit borrowing capacity			2,500,000			2,500,000
Due to related party			2,169,501			2,169,501		1,661,600
ALTANINE, INC. [Member] | Series A Convertible Preferred Stock [Member]
Shares conversion of convertible securities	40
Value conversion of convertible securities	$ 1,000,000
GLD Sponsor Member II, LLC [Member] | ALTANINE, INC. [Member]
Unsecured debt			1,367,000			1,367,000
Amortization of financing costs			47,100		80,600	203,400	161,100
Corporate expenses						140,900
Interest related to the line of credit			$ 46,890		$ 11,920	132,500	$ 14,950
Accrued interest on the line of credit						$ 168,319		36,198
Promissory Note and Loan Agreement [Member] | ALTANINE, INC. [Member]
Warrant outstanding		7,500,000
Exercise price		$ 0.40
Warrants and rights outstanding term		10 years
Proceeds from issuance of warrants		$ 3,462,000
Promissory Note and Loan Agreement [Member] | GLD Sponsor Member II, LLC [Member] | ALTANINE, INC. [Member]
Line of credit borrowing capacity		$ 2,500,000
Accrue interest rate		7.00%
Simple interest rate		10.00%
Unsecured debt								1,728,690
Repayments of debt								66,690
Long term debt								1,661,600
Accrued interest								$ 36,198
Exercise price		$ 0.40